Financial instruments - Holdings (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Financial assets	£ 514,222	£ 566,598
Financial liabilities	70,767	33,140
Held at amortised cost | Trade and other payables (excluding taxes and contract liabilities and other advances)
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	47,732	12,479
Held at amortised cost | Loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	313	296
Held at amortised cost | Lease liability
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	13,583	4,879
Held at amortised cost | Other advances from joint operation partners
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	9,139	15,486
Held at amortised cost | Trade and other receivables (excluding prepayments and taxes)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	6,266	2,280
Held at amortised cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	404,577	562,173
Held at amortised cost | Short term bank deposits
Disclosure of financial assets and liabilities [Line Items]
Financial assets	101,234	0
Held at fair value through OCI | Investments held in unquoted equity instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	£ 2,145	£ 2,145